Shareholder Report, Line Graph (Details) - USD ($)					8 Months Ended		11 Months Ended	12 Months Ended		20 Months Ended		24 Months Ended	32 Months Ended		36 Months Ended	44 Months Ended		48 Months Ended	56 Months Ended		60 Months Ended	68 Months Ended		72 Months Ended	80 Months Ended		84 Months Ended	92 Months Ended		96 Months Ended	104 Months Ended		108 Months Ended	116 Months Ended		120 Months Ended
	Feb. 10, 2025	May 02, 2016	Apr. 25, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000025781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				$ 10,000					$ 10,015			$ 13,028			$ 12,444			$ 16,138			$ 21,297			$ 25,439			$ 16,959			$ 23,449			$ 29,502			$ 34,448
C000025780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,040			13,093			12,537			16,300			21,565			25,823			17,259			23,922			30,173			35,319
C000025784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					11,207			12,552			12,266			15,021			20,436			22,326			19,497			21,223			23,057			26,838
C000168875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service 2 Class Shares
Accumulated Value			$ 10,000		$ 11,001					$ 12,278				$ 11,960			$ 14,595			$ 19,786			$ 21,541			$ 18,747		$ 20,336				$ 22,016		$ 25,537
C000025785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					11,179			12,489			12,175			14,872			20,182			21,993			19,158			20,803			22,544			26,175
C000025789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,463			12,385			11,708			14,503			14,471			17,739			17,253			18,705			22,117			25,204
C000025788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,490			12,447			11,796			14,649			14,653			18,007			17,557			19,084			22,621			25,843
C000025790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					9,773			12,938			13,400			17,907			24,561			30,582			21,052			30,115			39,028			44,631
C000025791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					9,748			12,873			13,300			17,729			24,256			30,127			20,686			29,519			38,160			43,529
C000025795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					11,089			13,179			11,572			14,184			15,744			18,846			14,942			16,946			18,590			19,892
C000025794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					11,117			13,245			11,659			14,326			15,942			19,131			15,206			17,288			19,013			20,396
C000025802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,912			13,403			12,620			15,927			18,404			23,701			18,801			23,422			29,011			33,000
C000025803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,885			13,337			12,526			15,769			18,176			23,348			18,474			22,958			28,366			32,185
C000025805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,996			12,068			11,153			12,989			13,980			16,357			15,380			16,499			17,758			19,739
C000025804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					11,024			12,129			11,237			13,119			14,156			16,604			15,651			16,832			18,162			20,239
C000025806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,845			11,276			11,264			12,219			12,519			12,990			12,828			14,349			15,510			16,305
C000025807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,818			11,219			11,179			12,094			12,360			12,792			12,601			14,060			15,159			15,895
C000025809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,610			11,726			10,943			12,534			13,789			14,735			12,927			14,222			15,111			16,514
C000025808 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,636			11,785			11,022			12,657			13,959			14,954			13,152			14,506			15,450			16,928
C000025810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,759			13,198			11,511			14,340			16,495			19,819			16,322			19,161			21,435			24,432
C000025811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,732			13,132			11,426			14,199			16,291			19,526			16,040			18,783			20,960			23,830
C000025813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,614			12,173			11,123			13,125			14,607			16,228			13,971			15,749			17,082			18,964
C000025812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,641			12,233			11,206			13,257			14,791			16,473			14,217			16,067			17,471			19,444
C000025814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,756			12,759			11,390			13,830			15,619			18,120			15,506			17,907			19,769			22,243
C000025815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,730			12,695			11,305			13,692			15,425			17,851			15,237			17,553			19,329			21,695
C000025817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					11,134			13,494			12,852			16,826			19,846			25,447			20,765			26,128			32,533			38,203
C000025816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					11,162			13,561			12,949			16,995			20,095			25,832			21,132			26,655			33,273			39,170
C000025818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,930			12,300			11,659			13,766			14,864			16,427			14,207			15,635			17,456			20,422
C000025819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,903			12,238			11,572			13,629			14,679			16,183			13,960			15,325			17,067			19,918
C000025821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,265			10,628			10,629			11,556			12,423			12,232			10,641			11,229			11,369			12,199
C000025820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,353			10,751			10,644			11,615			12,536			12,364			10,575			11,165			11,371			12,148
C000025822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,107			10,320			10,314			10,873			11,413			11,242			9,973			10,472			10,579			11,473
C000025823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,082			10,269			10,237			10,765			11,271			11,075			9,800			10,265			10,344			11,190
C000025824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,002			10,044			10,183			10,365			10,389			10,390			10,525			11,030			11,585			12,053
C000025826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					11,623			12,421			12,239			13,857			14,606			15,410			14,168			15,850			16,979			18,145
C000025827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					11,594			12,359			12,148			13,719			14,424			15,181			13,923			15,537			16,601			17,698
C000025829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					9,483			12,544			11,067			13,777			16,608			18,594			13,642			14,189			14,792			16,568
C000025828 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					9,505			12,605			11,148			13,914			16,814			18,872			13,881			14,473			15,126			16,985
C000099347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,750			11,267			11,131			11,917			12,646			12,895			11,961			13,181			14,123			15,375
C000099348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,723			11,211			11,048			11,798			12,489			12,703			11,754			12,920			13,809			14,996
C000104622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,596			15,128			11,990			14,362			18,010			17,605			12,518			13,391			15,046			20,393
C000104621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,623			15,204			12,080			14,506			18,236			17,871			12,739			13,662			15,388			20,909
C000104623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					11,001			13,513			12,313			15,464			21,724			23,964			17,616			20,348			22,466			23,564
C000104624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,973			13,445			12,221			15,310			21,454			23,607			17,311			19,945			21,966			22,982
C000104625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					14,333			14,235			10,160			11,848			12,665			17,480			23,746			24,201			24,381			28,087
C000104627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,470			12,391			12,443			15,296			17,486			20,520			17,156			19,819			22,934			26,384
C000104628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,444			12,329			12,350			15,144			17,269			20,215			16,859			19,426			22,424			25,733
C000104629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					11,115			12,721			12,790			15,725			15,627			18,276			19,246			18,918			24,332			27,618
C000104630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					11,143			12,783			12,885			15,882			15,822			18,550			19,584			19,298			24,883			28,314
C000104631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					11,882			13,807			12,512			15,809			15,961			20,030			18,487			22,996			27,559			30,683
C000104632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					11,853			13,738			12,418			15,652			15,762			19,731			18,166			22,541			26,946			29,926
C000104634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					10,503			10,839			10,535			11,445			12,761			13,414			11,847			12,257			12,496			13,482
C000104633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,528			10,892			10,613			11,558			12,920			13,615			12,056			12,505			12,781			13,824
C000154685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					12,877			13,894			10,047			10,583			9,227			10,638			10,001			10,407			11,225			12,976
C000154686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					12,848			13,828			9,974			10,480			9,115			10,482			9,830			10,204			10,978			12,658
C000166827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value		$ 10,000				$ 11,895					$ 13,518		$ 11,446			$ 13,453			$ 14,791			$ 17,413			$ 13,751				$ 15,622		$ 17,829				$ 19,480
C000166826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value		10,000				11,912					13,571		11,520			13,573			14,961			17,658			13,979				15,921		18,215				19,952
C000204554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value				10,000					10,010			9,986			9,298			10,086			10,629			10,567			9,671			10,664			11,361			12,275
C000204555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value				10,000					9,983			9,932			9,223			9,982			10,495			10,408			9,502			10,451			11,106			11,970
C000255923 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value	$ 10,000						$ 11,032
C000255924 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value	10,000						11,055
C000255926 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value	10,000						10,941
C000255925 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value	10,000						10,917
C000255927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Service Class Shares
Accumulated Value	10,000						12,023
C000255928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Initial Class Shares
Accumulated Value	10,000						12,050
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000®Index
Accumulated Value	10,000	10,000		10,000		11,052	11,383		11,274		13,387	13,656	12,685		12,940	16,620		16,954	20,091		20,495	25,247		25,754	20,398		20,808		25,693	26,209	31,809		32,448		37,263	38,012
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000	10,000	10,044				10,265	10,400		10,628		10,401	10,629		11,307	11,556		12,156	12,423		11,969	12,232		10,412	10,641	10,987		11,229		11,125	11,369	11,850		12,199
Morningstar Convertibles Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Convertibles Category Average
ICE BofA U S Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. Convertible Index
Accumulated Value			$ 10,000	10,000	$ 11,005				11,043	$ 12,513		12,556		$ 12,532	12,575		$ 15,433	15,486		$ 22,566	22,644		$ 23,998	24,080		$ 19,508	19,575	$ 22,019		22,094		$ 24,471	24,555	$ 28,870		28,969
U S Equity Yield Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								U.S. Equity Yield Composite Index
Accumulated Value				10,000					11,298			13,381			13,167			16,278			16,673			20,128			18,797			20,147			22,677			24,839
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500®Index
Accumulated Value	10,000			10,000			11,495		11,196			13,640			13,042			17,149			20,304			26,132			21,399			27,025			33,786			39,827
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000®Index
Accumulated Value				10,000					11,205			13,636			12,983			17,063			20,640			26,101			21,108			26,708			33,255			39,030
Morningstar Large Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Large Blend Category Average
Morningstar Large Blend Category Average C000025803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Large Blend Category Average
Morningstar Large Blend Category Average C000025802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Large Blend Category Average
Morningstar Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Moderate Allocation Category Average
Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Balanced Composite Index
Accumulated Value				10,000					11,119			12,115			11,576			13,723			14,438			16,463			15,233			16,623			18,262			20,516
Bloomberg U S Intermediate Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Intermediate Government/Credit Bond Index
Accumulated Value				10,000					10,208			10,426			10,518			11,233			11,956			11,784			10,813			11,380			11,722			12,538
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar LSTA US Leveraged Loan Index
Accumulated Value				10,000					11,016			11,469			11,520			12,516			12,907			13,578			13,473			15,268			16,636			17,617
Morningstar Bank Loan Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Bank Loan Category Average
Morningstar Moderately Conservative Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Moderately Conservative Allocation Category Average
Conservative Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Conservative Allocation Composite Index
Accumulated Value				10,000					10,538			11,681			11,390			13,296			14,827			16,045			13,735			15,491			16,771			18,916
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE® Index (Net)
Accumulated Value				10,000					10,100			12,628			10,887			13,284			14,322			15,935			13,632			16,118			16,735			21,959
Equity Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Equity Allocation Composite Index
Accumulated Value				10,000					10,919			13,392			12,488			16,120			18,657			23,170			19,201			23,862			28,507			34,554
Morningstar Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Aggressive Allocation Category Average
Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Moderate Allocation Composite Index
Accumulated Value				10,000					10,669			12,234			11,764			14,211			16,083			18,232			15,456			18,012			20,156			23,296
Growth Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Growth Allocation Composite Index
Accumulated Value				10,000					10,796			12,804			12,130			15,154			17,364			20,608			17,283			20,802			24,055			28,477
Morningstar Moderately Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Moderately Aggressive Allocation Category Average
Morningstar Large Blend Category Average C000025817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Large Blend Category Average
Morningstar Large Blend Category Average C000025816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Large Blend Category Average
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index (Net)
Accumulated Value				10,000					10,751			13,159			12,013			15,337			17,776			21,654			17,726			21,942			26,039			31,532
Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended Benchmark Index
Accumulated Value				10,000					10,571			12,106			11,492			13,791			15,627			17,509			14,734			17,130			19,092			22,054
Morningstar Global Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Global Moderate Allocation Category Average
Bloomberg U S Aggregate Bond C000025821 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000					10,327			10,698			10,564			11,499			12,381			12,180			10,392			10,944			11,117			11,847
Morningstar Intermediate Core Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Intermediate Core Bond Category Average
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 5-10 Year Taxable Municipal Bond Index
Accumulated Value				10,000					10,317			10,733			10,989			11,891			13,009			12,912			11,207			12,105			12,531			13,631
Morningstar Prime Money Market Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Prime Money Market Category Average
Average Lipper Variable Products U S Government Money Market Portfolio [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Average Lipper Variable Products U.S. Government Money Market Portfolio
Accumulated Value				10,000					10,001			10,038			10,169			10,339			10,363			10,363			10,486			10,965			11,498			11,990
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. High Yield Constrained Index
Accumulated Value				10,000					11,749			12,628			12,342			14,120			14,978			15,779			14,010			15,897			17,201			18,664
Morningstar High Yield Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar High Yield Bond Category Average
Morningstar Multisector Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Multisector Bond Category Average
Morningstar Diversified Emerging Markets Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Diversified Emerging Markets Category Average
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index (Net)
Accumulated Value				10,000					11,119			15,264			13,040			15,443			18,270			17,805			14,228			15,626			16,799			22,438
Morningstar Natural Resources Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Natural Resources Category Average
S And P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Global Natural Resources Index
Accumulated Value				10,000					13,228			16,226			14,186			16,626			16,740			20,958			23,122			24,064			22,067			28,614
Janus Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Janus Balanced Composite Index
Accumulated Value				10,000					10,784			12,217			11,958			14,473			16,529			18,896			15,963			18,617			21,194			24,197
Morningstar Utilities Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Utilities Category Average
MSCI USA IMI Utilities 25 50 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI USA IMI Utilities 25/50 Index (Gross)
Accumulated Value				10,000					11,762			13,242			13,843			17,308			17,181			20,183			20,433			18,928			23,319			27,162
Morningstar Inflation Protected Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Inflation-Protected Bond Category Average
Bloomberg U S TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. TIPS Index
Accumulated Value				10,000					10,468			10,783			10,647			11,544			12,813			13,577			11,968			12,435			12,663			13,550
FTSE Global Core Infrastructure 50 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Global Core Infrastructure 50/50 Index (Net)
Accumulated Value				10,000					11,087			13,126			12,602			15,769			15,129			17,379			16,534			16,899			18,509			21,166
Morningstar Infrastructure Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Infrastructure Category Average
Morningstar Small Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Small Blend Category Average
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000®Index
Accumulated Value		$ 10,000				$ 12,023					$ 13,785		$ 12,266			$ 15,397			$ 18,471			$ 21,208			$ 16,874				$ 19,730		$ 22,007				$ 24,825
S And P Balanced Equity and Bond Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Balanced Equity and Bond - Conservative Index
Accumulated Value				10,000					10,383			11,140			11,121			12,649			14,223			14,823			12,479			13,630			14,370			15,902
Barclay Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Barclay Hedge Fund Index
Accumulated Value				10,000					10,610			11,709			11,097			12,277			13,645			15,040			13,804			15,084			16,545			18,564
NYLI Hedge Multi Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Hedge Multi-Strategy Index
Accumulated Value				10,000					10,201			10,938			10,600			11,592			12,318			12,333			11,360			12,587			13,535			14,802
Morningstar Multistrategy Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Multistrategy Category Average
Morningstar Technology Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Technology Category Average
NYSE Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								NYSE® Technology Index
Accumulated Value	$ 10,000						$ 13,000
Morningstar Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Large Growth Category Average
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Growth Index
Accumulated Value				10,000					10,708			13,943			13,732			18,729			25,938			33,096			23,453			33,462			44,623			52,906
Morningstar Large Value Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Large Value Category Average
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Value Index
Accumulated Value				10,000					11,734			13,337			12,235			15,482			15,915			19,919			18,418			20,529			23,478			27,213
Morningstar Mid Cap Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Mid-Cap Blend Category Average
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400®Index
Accumulated Value				10,000					12,074			14,035			12,480			15,749			17,900			22,333			19,416			22,607			25,756			27,688
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap®Index
Accumulated Value				10,000					11,380			13,487			12,265			16,012			18,750			22,984			19,004			22,278			25,697			28,420
Morningstar Foreign Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Foreign Large Growth Category Average
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Growth Index
Accumulated Value				$ 10,000					$ 11,132			$ 13,599			$ 12,334			$ 15,847			$ 21,335			$ 21,939			$ 16,157			$ 19,171			$ 22,077			$ 24,949
Morningstar Small Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Morningstar Small Growth Category Average